Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000162693 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000162693 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000162693 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000162693 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162693 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162693 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000162693 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000162693 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000162693 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000162693 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000162693 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000162693 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000162693 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000162693 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000162693 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162693 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162693 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162693 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162693 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162693 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019028 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019028 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Carnival Corp.FR_143658300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | Mizuho Financial Group, Inc.FR_659101901
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | Industrial & Commercial Bank of China Ltd.FR_B1G1QD902
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000019028 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000019028 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019028 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019028 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019028 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019028 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019028 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019028 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019028 | India
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Moelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | BGC Group, Inc.FR_088929104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Victory Capital Holdings, Inc.FR_92645B103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | LPL Financial Holdings, Inc.FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | FactSet Research Systems, Inc.FR_303075105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Asset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000019031 | Investment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000019031 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000019032 | Globe Life, Inc.FR_37959E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Erie Indemnity Co.FR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Arthur J Gallagher & Co.FR_363576109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Everest Group Ltd.FR_G3223R108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Loews Corp.FR_540424108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000019032 | Life & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000019032 | Insurance Brokers
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000019032 | Reinsurance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000019032 | Multi-line Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019033 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019033 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019033 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000019033 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000019033 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019033 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000019033 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019033 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019033 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033546 | QuidelOrtho Corp.FR_219798105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033546 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033546 | Tandem Diabetes Care, Inc.FR_875372203
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033546 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Edwards Lifesciences Corp.FR_28176E108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | iRhythm Technologies, Inc.FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Globus Medical, Inc.FR_379577208
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000033546 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000033547 | Progyny, Inc.FR_74340E103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033547 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033547 | Amedisys, Inc.FR_023436108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033547 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Addus HomeCare Corp.FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Clover Health Investments Corp.FR_18914F103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Surgery Partners, Inc.FR_86881A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Acadia Healthcare Co., Inc.FR_00404A109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000033547 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000033547 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000033547 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000033549 | U.S. Steel Corp.FR_912909108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033549 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033549 | Alcoa Corp.FR_013872106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033549 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033549 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033549 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033549 | Steel Dynamics, Inc.FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033549 | Nucor Corp.FR_670346105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033549 | CONSOL Energy, Inc.FR_20854L108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033549 | Steel
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000033549 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000033549 | Gold
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000033549 | Aluminum
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033549 | Silver
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033549 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033550 | Tidewater, Inc.FR_88642R109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033550 | Patterson-UTI Energy, Inc.FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033550 | Liberty Energy, Inc.FR_53115L104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033550 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Valaris Ltd.FR_G9460G101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Noble Corp. PLCFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | NOV, Inc.FR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033550 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033550 | Halliburton Co.FR_406216101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033550 | Helmerich & Payne, Inc.FR_423452101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033550 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000033550 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000033537 | Tarsus Pharmaceuticals, Inc.FR_87650L103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033537 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033537 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033537 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033537 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033537 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033537 | Intra-Cellular Therapies, Inc.FR_46116X101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033537 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033537 | Viatris, Inc.FR_92556V106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033537 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033537 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000033538 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | GameStop Corp.FR_36467W109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Albertsons Cos., Inc.FR_013091103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Urban Outfitters, Inc.FR_917047102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Academy Sports & Outdoors, Inc.FR_00402L107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Nordstrom, Inc.FR_655664100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Dollar Tree, Inc.FR_256746108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Advance Auto Parts, Inc.FR_00751Y106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Dick's Sporting Goods, Inc.FR_253393102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000033538 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000033538 | IndustryOther Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000033538 | IndustryAutomotive Retail
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000033538 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000033538 | IndustryConsumer Staples Merchandise Retail
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033538 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033538 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027708 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027708 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027708 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027708 | Qorvo, Inc.FR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027708 | Allegro MicroSystems, Inc.FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027708 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027708 | Skyworks Solutions, Inc.FR_83088M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027708 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027708 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027708 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027708 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000033545 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | D-Wave Quantum, Inc.FR_26740W109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033545 | SoundHound AI, Inc.FR_836100107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033545 | Grid Dynamics Holdings, Inc.FR_39813G109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | Klaviyo, Inc.FR_49845K101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Weave Communications, Inc.FR_94724R108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Altair Engineering, Inc.FR_021369103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Mitek Systems, Inc.FR_606710200
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | HashiCorp, Inc.FR_418100103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000033545 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000033545 | IT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000033545 | Interactive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033539 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033539 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033539 | Applied Optoelectronics, Inc.FR_03823U102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033539 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033539 | Frontier Communications Parent, Inc.FR_35909D109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033539 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033539 | Cogent Communications Holdings, Inc.FR_19239V302
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033539 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033539 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033539 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033539 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000033539 | IndustryAlternative Carriers
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000033539 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000033539 | IndustryWireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000033540 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Allegiant Travel Co.FR_01748X102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033540 | JetBlue Airways Corp.FR_477143101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033540 | Joby Aviation, Inc.FR_G65163100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | Alaska Air Group, Inc.FR_011659109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | Southwest Airlines Co.FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | American Airlines Group, Inc.FR_02376R102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | United Parcel Service, Inc.FR_911312106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Cargo Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000033540 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000033540 | Air Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000033540 | Railroads
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033540 | Passenger Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033540 | Marine
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152674 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152674 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152674 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152674 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152674 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152674 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152674 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152674 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152674 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152674 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152674 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152674 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000152674 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152674 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152674 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152674 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152674 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152674 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152674 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152674 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078463 | Citigroup Capital XIIIFR_173080201
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078463 | AT&T, Inc.FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078463 | Wells Fargo & Co.FR_94988U151
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078463 | Capital One Financial Corp.FR_14040H824
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078463 | Allstate Corp.FR_020002838
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078463 | Duke Energy Corp.FR_26441C501
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078463 | Capital One Financial Corp.FR_14040H782
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | U.S. BancorpFR_902973155
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | Athene Holding Ltd.FR_04686J861
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | MetLife, Inc.FR_59156R850
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000078463 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000078463 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000078463 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000078463 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078463 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078463 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078463 | IndustryGas
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078463 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000162275 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | HashiCorp, Inc.FR_418100103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Hesai GroupFR_428050108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162275 | ACV Auctions, Inc.FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Udemy, Inc.FR_902685106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Doximity, Inc.FR_26622P107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Vertex, Inc.FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Couchbase, Inc.FR_22207T101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Rapid7, Inc.FR_753422104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000162275 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000162275 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000162275 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162275 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000162275 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000162275 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162275 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000162275 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162275 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166946 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166946 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166946 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166946 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166946 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166946 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166946 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166946 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166946 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166946 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166946 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166946 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166946 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166946 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166946 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166946 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166946 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166946 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166946 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166946 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219610 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219610 | Argentina Republic Government International BondsFR_040114HS2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219610 | Argentina Government International BondsFR_040114HU7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219610 | Qatar Government International BondsFR_BFYY51II9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219610 | Qatar Government International BondsFR_ACI19CPD2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219610 | Ecuador Government International BondsFR_ACI1Q6JR2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219610 | Qatar Government International BondsFR_ACI19CPF7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219610 | Argentina Republic Government International BondsFR_040114HX1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219610 | QatarEnergyFR_ACI1YYZZ6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219610 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219610 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219610 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219610 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219610 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219610 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219610 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219610 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219610 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | U.S. Treasury BillsFR_912797LB1
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222017 | U.S. Treasury BillsFR_912797LN5
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000222017 | U.S. Treasury BillsFR_912797KS5
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000222017 | U.S. Treasury BillsFR_912797NE3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222017 | U.S. Treasury BillsFR_912797NM5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222017 | U.S. Treasury BillsFR_912797NN3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222017 | U.S. Treasury BillsFR_912797NP8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222017 | U.S. Treasury BillsFR_912797NV5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222017 | U.S. Treasury BillsFR_912797NW3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222017 | U.S. Treasury BillsFR_912797MV6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000047963 | U.S. Treasury BillsFR_912797MJ3
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000047963 | U.S. Treasury BillsFR_912797MK0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000047963 | U.S. Treasury BillsFR_912797KJ5
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047963 | U.S. Treasury BillsFR_912797KA4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000047963 | U.S. Treasury BillsFR_912797MU8
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000047963 | U.S. Treasury BillsFR_912797ML8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047963 | U.S. Treasury BillsFR_912797MM6
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047963 | U.S. Treasury BillsFR_912797MT1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047963 | U.S. Treasury BillsFR_912797NG8
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047963 | U.S. Treasury BillsFR_912797NH6
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000047963 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126354 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000126354 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000126354 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000126354 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000066456 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000066456 | Alibaba Group Holding Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000066456 | Wells Fargo & Co.FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000066456 | Bank of America Corp.FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066456 | Apollo Global Management, Inc.FR_03769M304
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | MicroStrategy, Inc.FR_594972AR2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | PG&E Corp.FR_69331CAL2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | Carnival Corp.FR_143658BV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | Ford Motor Co.FR_345370CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066456 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000066456 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000066456 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000066456 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066456 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066456 | AssetConvertible Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | University of California Revenue, CAFR_91412HPX5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047970 | City of New York, NYFR_64966QM56
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047970 | New York City Municipal Water Finance Authority, NYFR_64972GG65
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047970 | City of New York, General Obligation, NYFR_64966QMF4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047970 | City of New York, General Obligation, NYFR_64966QYN4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | University of California Revenue, CAFR_91412HPT4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | State of California, General Obligation, CAFR_13063DUD8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047970 | Commonwealth of Massachusetts, General Obligation, MAFR_57582RY34
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047970 | State of Washington, General Obligation, WAFR_93974EXV3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047970 | Salt River Project Agricultural Improvement & Power District Revenue, AZFR_79574CEE9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047970 | New York
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000047970 | California
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000047970 | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047970 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047970 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047970 | Florida
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047970 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047970 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047970 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047970 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047964 | State of California, General Obligation, CAFR_13063EAW6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047964 | City of New York, General Obligation, NYFR_64966QM31
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047964 | State of California, General Obligation, CAFR_13063DG93
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047964 | New York City Transitional Finance Authority Future Tax Secured Revenue, NYFR_64971XTD0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047964 | Triborough Bridge & Tunnel Authority Revenue, NYFR_89602HCR6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047964 | Triborough Bridge & Tunnel Authority Revenue, NYFR_89602HFS1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | New York City Municipal Water Finance Authority Revenue, NYFR_64972GYR9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | New York City Transitional Finance Authority Future Tax Secured Revenue, NYFR_64971XZ92
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | Connecticut State Health & Educational Facilities Authority Revenue, CTFR_20775DUX8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | City of Dallas, General Obligation, TXFR_235219UU4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | New York
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000047964 | California
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000047964 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000047964 | Washington
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000047964 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047964 | Florida
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047964 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047964 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047964 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047964 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PRFR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088522 | Buckeye Tobacco Settlement Financing Authority Revenue, OHFR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PRFR_74529JRL1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PRFR_74529JPW9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PRFR_74529JRH0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088522 | Commonwealth of Puerto Rico, General Obligation, PRFR_74514L3N5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088522 | Commonwealth of Puerto Rico, General Obligation, PRFR_74514L3P0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | New York Liberty Development Corp. Revenue, NYFR_649519DA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | Metropolitan Pier & Exposition Authority Revenue, ILFR_592250EW0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | Matching Fund Special Purpose Securitization Corp. Revenue, VIFR_57665NAG0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000088522 | California
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000088522 | Texas
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088522 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000088522 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088522 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088522 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000088522 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088522 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088522 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055013 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055013 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | HUB International Ltd.FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLCFR_91327TAA9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.FR_00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055013 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055013 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055013 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055013 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055013 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000055013 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000055013 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055013 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055013 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111386 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111386 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111386 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111386 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.FR_00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Altice France SAFR_02156LAA9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Carnival Corp.FR_143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111386 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111386 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111386 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111386 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000111386 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111386 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111386 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111386 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111386 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107256 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000107256 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000107256 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107256 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107256 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000107256 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000107256 | IndustryForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000107256 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107256 | IndustryMachinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107256 | IndustryMachinery, Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107256 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000107256 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107256 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000234530 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234530 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234530 | CVS Health Corp.FR_126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234530 | Wells Fargo & Co.FR_95000U3D3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Bank of America Corp.FR_06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Amgen, Inc.FR_031162DR8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Goldman Sachs Group, Inc.FR_38141GFD1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AG7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Bank of America Corp.FR_06051GLH0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Wells Fargo & Co.FR_95000U2V4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234530 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000234530 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000234530 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234530 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234530 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234530 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234530 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234530 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234530 | IndustryAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047967 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000047967 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000047967 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000047967 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000047967 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000047967 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000055009 | U.S. Treasury NotesFR_91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055009 | U.S. Treasury NotesFR_91282CKK6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055009 | U.S. Treasury NotesFR_912828Z78
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055009 | U.S. Treasury NotesFR_91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055009 | U.S. Treasury NotesFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055009 | U.S. Treasury NotesFR_91282CHY0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055009 | U.S. Treasury NotesFR_91282CKB6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055009 | U.S. Treasury NotesFR_91282CKH3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055009 | U.S. Treasury NotesFR_91282CHU8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055009 | U.S. Treasury NotesFR_91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055009 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000055009 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000055009 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000055009 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047965 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047965 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047965 | U.S. Treasury NotesFR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047965 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047965 | U.S. Treasury NotesFR_91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047965 | U.S. Treasury NotesFR_91282CCS8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047965 | U.S. Treasury NotesFR_91282CHE4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047965 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000047965 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000047966 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047966 | U.S. Treasury BondsFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047966 | U.S. Treasury BondsFR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047966 | U.S. Treasury BondsFR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047966 | U.S. Treasury BondsFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047966 | U.S. Treasury BondsFR_912810TL2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047966 | U.S. Treasury BondsFR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047966 | U.S. Treasury BondsFR_912810SX7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047966 | U.S. Treasury BondsFR_912810TR9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047966 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047966 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000047966 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000055010 | Morgan StanleyFR_61747YEC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055010 | Goldman Sachs Bank USAFR_38151LAF7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055010 | Bank of America Corp.FR_06051GKW8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | AbbVie, Inc.FR_00287YBV0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Barclays PLCFR_06738EAP0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Microsoft Corp.FR_594918BR4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Apple, Inc.FR_037833BZ2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Boeing Co.FR_097023DG7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Bank of America Corp.FR_06051GJS9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055010 | T-Mobile USA, Inc.FR_87264ABD6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055010 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055010 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000055010 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055010 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055010 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055010 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055010 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055010 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055010 | IndustryReal Estate Investments Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055010 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066454 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Bank of America Corp.FR_06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Morgan StanleyFR_61747YEC5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Bank of America Corp.FR_06051GJS9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Bank of America Corp.FR_06051GMB2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Bank of America Corp.FR_06051GMD8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Goldman Sachs Group, Inc.FR_38141GYM0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | AbbVie, Inc.FR_00287YBX6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Morgan StanleyFR_61747YFJ9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Wells Fargo & Co.FR_95000U3L5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000066454 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066454 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000066454 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000066454 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000066454 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066454 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000066454 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066454 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000066454 | IndustryReal Estate Investments Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000066455 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066455 | CVS Health Corp.FR_126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AG7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | UnitedHealth Group, Inc.FR_91324PFC1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Wells Fargo & Co.FR_95000U2M4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | AbbVie, Inc.FR_00287YCB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Warnermedia Holdings, Inc.FR_55903VBE2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Boeing Co.FR_097023CW3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | CVS Health Corp.FR_126650CY4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000066455 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066455 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066455 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000066455 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066455 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066455 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066455 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066455 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066455 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099139 | AbbVie, Inc.FR_00287YBV0
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | JPMorgan Chase & Co.FR_46647PDK9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GLE7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | JPMorgan Chase & Co.FR_46647PBW5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | Wells Fargo & Co.FR_95000U2F9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | Verizon Communications, Inc.FR_92343VGH1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | General Motors Financial Co., Inc.FR_37045XBQ8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | Bank of America Corp.FR_06051GHZ5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | Oracle Corp.FR_68389XCE3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | Mitsubishi UFJ Financial Group, Inc.FR_606822CD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000099139 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000099139 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099139 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099139 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099139 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099139 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099139 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099139 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099139 | IndustryReal Estate Investments Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000066453 | Federal National Mortgage AssociationFR_31418EBR0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066453 | Federal National Mortgage AssociationFR_31418EAN0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000066453 | Federal National Mortgage AssociationFR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066453 | Federal National Mortgage AssociationFR_3140X9WP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066453 | Federal National Mortgage AssociationFR_3140XFFT3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066453 | Federal National Mortgage AssociationFR_3140XFXA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal Home Loan Mortgage Corp.FR_3132DWMB6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal National Mortgage AssociationFR_31418EGK0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal Home Loan Mortgage Corp.FR_3132DWCN1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000066453 | Federal Home Loan Mortgage Corp.FR_3132DWKV4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000066453 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000066453 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000066453 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000066453 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066453 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066453 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000066453 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000066453 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047971 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047971 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047971 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000047971 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000047971 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000047971 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000047971 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000047971 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047971 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000047971 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000047971 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047971 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000047971 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000047971 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047971 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113018 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113018 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLCFR_91327TAA9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.FR_00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113018 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113018 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113018 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113018 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000113018 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113018 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000113018 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000113018 | IndustryReal Estate Investments Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113018 | IndustryHealth care Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249829 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249829 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249829 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249829 | U.S. Treasury NotesFR_91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249829 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CCS8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CGM7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000249829 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000249829 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000249829 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000249829 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000249829 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235432 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000235432 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000235432 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000235432 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235432 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235432 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000235432 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235432 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235432 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235432 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235432 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000235432 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000235432 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000235432 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000235432 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235432 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000235432 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235432 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235432 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000235432 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000104492 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104492 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104492 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104492 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104492 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104492 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104492 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104492 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104492 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104492 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104492 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104492 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104492 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104492 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000104492 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104492 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104492 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104492 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000104492 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104492 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104493 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000104493 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000104493 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104493 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104493 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104493 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104493 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104493 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104493 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104493 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104493 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000104493 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104493 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104493 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104493 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104493 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104493 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000104493 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104493 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104493 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000123372 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123372 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123372 | Xcel Energy, Inc.FR_98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | Public Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | Air Products & Chemicals, Inc.FR_009158106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | General Mills, Inc.FR_370334104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000123372 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123372 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000123372 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123372 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123372 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123372 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000123372 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000123372 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000123372 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123373 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123373 | Hanover Insurance Group, Inc.FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000123373 | Virtu Financial, Inc.FR_928254101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123373 | Nelnet, Inc.FR_64031N108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123373 | Community Financial System, Inc.FR_203607106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123373 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123373 | NBT Bancorp, Inc.FR_628778102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123373 | Park National Corp.FR_700658107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123373 | City Holding Co.FR_177835105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123373 | Enstar Group Ltd.FR_G3075P101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123373 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123373 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000123373 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000123373 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000123373 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123373 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000123373 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123373 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123373 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123373 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220766 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220766 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000220766 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220766 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220766 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220766 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220766 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220766 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220766 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220766 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220766 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220766 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220766 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000220766 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220766 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220766 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220766 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220766 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220766 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220766 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231370 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231370 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231370 | Alaska Air Group, Inc.FR_011659109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231370 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Badger Meter, Inc.FR_056525108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | Armstrong World Industries, Inc.FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | Mr. Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231370 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231370 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231370 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000231370 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231370 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000231370 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231370 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231370 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231370 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019043 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019043 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | Alaska Air Group, Inc.FR_011659109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019043 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | Badger Meter, Inc.FR_056525108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | Armstrong World Industries, Inc.FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019043 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019043 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000019043 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019043 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019043 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019043 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019043 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019043 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019043 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019043 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019027 | Qorvo, Inc.FR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019027 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019027 | Mr. Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Robert Half, Inc.FR_770323103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019027 | VF Corp.FR_918204108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019027 | Meritage Homes Corp.FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | Lincoln National Corp.FR_534187109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | Air Lease Corp.FR_00912X302
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | Asbury Automotive Group, Inc.FR_043436104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | Boise Cascade Co.FR_09739D100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019027 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019027 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000019027 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019027 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019027 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019027 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000019027 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019027 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019027 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019040 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019040 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019040 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | DocuSign, Inc.FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | Dynatrace, Inc.FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019040 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019040 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019040 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019040 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019040 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019040 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019040 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019040 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019040 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019041 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019041 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019041 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Fidelity National Financial, Inc.FR_31620R303
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Avantor, Inc.FR_05352A100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | BioMarin Pharmaceutical, Inc.FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000019041 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019041 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019041 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019041 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019041 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019041 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019041 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019041 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019041 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162940 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162940 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162940 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162940 | PACCAR, Inc.FR_693718108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | Cummins, Inc.FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | Ford Motor Co.FR_345370860
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | Diamondback Energy, Inc.FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | Cognizant Technology Solutions Corp.FR_192446102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162940 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162940 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000162940 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162940 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162940 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162940 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000162940 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000162940 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162940 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000162941 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162941 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Synchrony FinancialFR_87165B103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Jabil, Inc.FR_466313103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162941 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162941 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162941 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162941 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000162941 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000162941 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162941 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162941 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162941 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162942 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162942 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162942 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162942 | Cummins, Inc.FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | Cognizant Technology Solutions Corp.FR_192446102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162942 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162942 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | AutoZone, Inc.FR_053332102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | Electronic Arts, Inc.FR_285512109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162942 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162942 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000162942 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000162942 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162942 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162942 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162942 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162942 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162942 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205413 | Eos Energy Enterprises, Inc.FR_29415C101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205413 | Shoals Technologies Group, Inc.FR_82489W107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205413 | Daqo New Energy Corp.ADRFR_23703Q203
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205413 | Array Technologies, Inc.FR_04271T100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205413 | ALLETE, Inc.FR_018522300
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205413 | NEXTracker, Inc.FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205413 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | GE Vernova, Inc.FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | AES Corp.FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | Constellation Energy Corp.FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000205413 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205413 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205413 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000205413 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205413 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205413 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000205413 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000205413 | IndustryIndependent Power Producers & Energy Traders
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000195381 | Shoals Technologies Group, Inc.FR_82489W107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195381 | Veralto Corp.FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195381 | Silicon Laboratories, Inc.FR_826919102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195381 | Itron, Inc.FR_465741106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195381 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195381 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195381 | Xylem, Inc.FR_98419M100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195381 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195381 | ADT, Inc.FR_00090Q103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195381 | Carrier Global Corp.FR_14448C104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195381 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195381 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000195381 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195381 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195381 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195381 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000195381 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000195381 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000195381 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000195381 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000195382 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | Red Cat Holdings, Inc.FR_75644T100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195382 | Ouster, Inc.FR_68989M202
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195382 | Lucid Group, Inc.FR_549498103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195382 | Hesai Group ADRFR_428050108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195382 | Mobileye Global, Inc.FR_60741F104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195382 | Honda Motor Co. Ltd. ADRFR_438128308
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195382 | Li Auto, Inc. ADRFR_50202M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | EHang Holdings Ltd. ADRFR_26853E102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | Aptiv PLCFR_G3265R107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000195382 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195382 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000195382 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195382 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195382 | IndustryAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195382 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000195382 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195382 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195382 | IndustryAuto Components
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000195383 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195383 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | Red Cat Holdings, Inc.FR_75644T100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195383 | BlackBerry Ltd.FR_09228F103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195383 | Rocket Lab USA, Inc.FR_773122106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | Planet Labs PBCFR_72703X106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195383 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000195383 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195383 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000195383 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000195383 | IndustryAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000195383 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000195383 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205415 | Red Cat Holdings, Inc.FR_75644T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | Rocket Lab USA, Inc.FR_773122106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205415 | Elbit Systems Ltd.FR_M3760D101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205415 | Intuitive Machines, Inc.FR_46125A100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205415 | Parsons Corp.FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | LexinFintech Holdings Ltd.FR_528877103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | Bruker Corp.FR_116794108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | Leidos Holdings, Inc.FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205415 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000205415 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205415 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000205415 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205415 | IndustryAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000205415 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205415 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205415 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205415 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205414 | Rocket Lab USA, Inc.FR_773122106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205414 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205414 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205414 | Intuitive Machines, Inc.FR_46125A100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205414 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205414 | Hexcel Corp.FR_428291108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205414 | Northrop Grumman Corp.FR_666807102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205414 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205414 | Lockheed Martin Corp.FR_539830109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205414 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205414 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205414 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205414 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205414 | IndustryAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000205414 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205414 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205414 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205414 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000205414 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205414 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019036 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000019036 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019036 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000019036 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019036 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019036 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019036 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019036 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019036 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019036 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019036 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000019036 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000019036 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000019036 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019036 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019036 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019036 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019036 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019036 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019036 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019039 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019039 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | DocuSign, Inc.FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019039 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019039 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019039 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019039 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019039 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019039 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019039 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019039 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019039 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019030 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Mr. Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Equitable Holdings, Inc.FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Corebridge Financial, Inc.FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Essent Group Ltd.FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | First Horizon Corp.FR_320517105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000019030 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000019030 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019034 | Xcel Energy, Inc.FR_98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019034 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019034 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019034 | Edison InternationalFR_281020107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019034 | WEC Energy Group, Inc.FR_92939U106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019034 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019034 | Kimberly-Clark Corp.FR_494368103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019034 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019034 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019034 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019034 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019034 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019034 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019034 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019034 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019034 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019034 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019034 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019034 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019034 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128125 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Qorvo, Inc.FR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Alaska Air Group, Inc.FR_011659109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Robert Half, Inc.FR_770323103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | VF Corp.FR_918204108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Bath & Body Works, Inc.FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128125 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128125 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000128125 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128125 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128125 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128125 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128125 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128125 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128125 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000160602 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Xcel Energy, Inc.FR_98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160602 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160602 | KellanovaFR_487836108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160602 | Entergy Corp.FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000160602 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000160602 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160602 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000160602 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160602 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000160602 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000160602 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000160602 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000160602 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019037 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019037 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000019037 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000019037 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019037 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019037 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019037 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019037 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019037 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019037 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019037 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000019037 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000019037 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000019037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000019037 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000019037 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019037 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019037 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019037 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019037 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244514 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244514 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244514 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244514 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244514 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244514 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244514 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244514 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244514 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244514 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244514 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000244514 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244514 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244514 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244514 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244514 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244514 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244514 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244514 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244514 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019038 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000019038 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000019038 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019038 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019038 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019038 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019038 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019038 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019038 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019038 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019038 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019038 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000019038 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000019038 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019038 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000019038 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019038 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019038 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019038 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000019038 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019029 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000019029 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019029 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019029 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019029 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000019029 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019029 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019029 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019029 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019029 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019029 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000019029 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000019029 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000019029 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000019029 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000019029 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019029 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019029 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019026 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000019026 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019026 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019026 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019026 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019026 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019026 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019026 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019026 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019026 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019026 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000019026 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000019026 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019026 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019026 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019026 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019026 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019026 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019026 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019026 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027707 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027707 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Carrier Global Corp.FR_14448C104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | A.O. Smith Corp.FR_831865209
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Allegion PLCFR_G0176J109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | NVR, Inc.FR_62944T105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Lowe's Cos., Inc.FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000027707 | IndustryHomebuilding
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000027707 | IndustryHome Improvement Retail
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027707 | IndustryHomefurnishing Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027706 | BioMarin Pharmaceutical, Inc.FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027706 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027706 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027706 | Neurocrine Biosciences, Inc.FR_64125C109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027706 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027706 | Biogen, Inc.FR_09062X103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027706 | Moderna, Inc.FR_60770K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027706 | Sarepta Therapeutics, Inc.FR_803607100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027706 | Amgen, Inc.FR_031162100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027706 | Incyte Corp.FR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027706 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027706 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000033534 | Rocket Lab USA, Inc.FR_773122106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033534 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033534 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033534 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033534 | Northrop Grumman Corp.FR_666807102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033534 | Lockheed Martin Corp.FR_539830109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033534 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033534 | General Dynamics Corp.FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033534 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033534 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033534 | IndustryAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033535 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | Diamondback Energy, Inc.FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033535 | APA Corp.FR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | Occidental Petroleum Corp.FR_674599105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | EQT Corp.FR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | Coterra Energy, Inc.FR_127097103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | Range Resources Corp.FR_75281A109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | Matador Resources Co.FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033535 | Chord Energy Corp.FR_674215207
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033535 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033541 | First Horizon Corp.FR_320517105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033541 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033541 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033541 | Huntington Bancshares, Inc.FR_446150104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033541 | M&T Bank Corp.FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033541 | Regions Financial Corp.FR_7591EP100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033541 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033541 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033541 | East West Bancorp, Inc.FR_27579R104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033541 | Synovus Financial Corp.FR_87161C501
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033541 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	99.70%